UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Angus NG Macdonald

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PORTFOLIO OF INVESTMENTS
September 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 97.8%
ARGENTINA - 1.8%
MercadoLibre, Inc.	312,200	$42,118,902

AUSTRALIA - 3.3%
Brambles Ltd.	3,046,989	25,911,138
Cochlear Ltd.	328,468	18,552,235
Treasury Wine Estates Ltd.	3,172,796	13,100,830
Woolworths Ltd.	665,267	21,739,639
		79,303,842
BELGIUM - 0.7%
Groupe Bruxelles Lambert SA	187,155	15,932,970

BERMUDA - 0.8%
Seadrill Ltd.	417,902	18,769,313

BRAZIL - 0.9%
Embraer SA ADR	662,391	21,507,836

CANADA - 2.9%
Cenovus Energy, Inc.	427,789	12,766,597
Fairfax Financial Holdings Ltd.	90,368	36,545,502
Ritchie Bros. Auctioneers, Inc.	583,250	11,769,985
Westport Innovations, Inc. (a)	324,929	7,864,162
		68,946,246
CHINA - 7.2%
Baidu, Inc. ADR (a)	233,464	36,228,944
China Mobile Ltd.	1,927,000	21,682,896
China Shenhua Energy Co., Ltd., H Shares, Class H	7,336,000	22,391,158
Hang Seng Bank Ltd.	1,310,700	21,375,207
Hong Kong Exchanges and Clearing Ltd.	2,122,400	34,052,065
Kunlun Energy Co., Ltd.	1,930,000	2,702,920
Sun Art Retail Group Ltd.	5,946,000	8,532,668
Want Want China Holdings Ltd.	16,150,000	24,558,940
		171,524,798
DENMARK - 3.1%
DSV A/S	1,019,255	28,922,840
Novo Nordisk A/S, B Shares	137,158	23,229,683
Novozymes A/S, B Shares	587,293	22,477,094
		74,629,617
FINLAND - 3.7%
Kone Oyj, B Shares	599,084	53,511,644
Sampo Oyj, A Shares	794,875	34,192,707
		87,704,351
FRANCE - 3.2%
Compagnie Generale d’Optique Essillor International SA	280,141	30,129,251
Edenred	709,497	23,050,552
Lafarge SA	322,538	22,505,539
		75,685,342

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

GERMANY - 6.0%
Brenntag AG	130,261	$21,685,277
Continental AG	166,609	28,244,500
Deutsche Boerse AG	515,741	38,813,954
SAP AG	298,732	22,092,748
Sky Deutschland AG (a)	3,482,205	32,118,798
		142,955,277
INDIA - 0.4%
IDFC, Ltd.	6,421,969	9,039,292

IRELAND - 3.3%
CRH Plc.	826,064	19,840,576
James Hardie Industries Plc. SE CDI	2,501,025	24,910,048
Ryanair Holdings Plc. ADR	695,834	34,610,783
		79,361,407
JAPAN - 8.5%
FANUC Corp.	139,900	23,185,217
Fast Retailing Co., Ltd.	79,200	29,870,351
Rakuten, Inc.	2,522,600	38,291,893
Shimano, Inc.	214,100	19,147,127
SMC Corp.	129,800	30,978,809
Tokyo Electron Ltd.	283,400	15,246,715
Toyota Tsusho Corp.	858,600	22,513,524
Trend Micro, Inc.	625,500	23,374,046
		202,607,682
NETHERLANDS - 2.7%
Heineken Holding NV	535,772	33,874,271
Unilever NV CVA	840,789	32,090,140
		65,964,411
NORWAY - 0.6%
Aker Solutions ASA	1,088,449	15,284,085

PERU - 1.0%
Credicorp Ltd.	185,577	23,839,221

PORTUGAL - 0.3%
Galp Energia, SGPS, SA	477,745	7,948,165

RUSSIA - 2.2%
Magnit OJSC GDR Reg S	568,441	35,088,954
Sberbank of Russia ADR	1,488,930	17,917,050
		53,006,004
SINGAPORE - 1.5%
United Overseas Bank Ltd.	2,149,175	35,450,403

SOUTH AFRICA - 3.4%
Massmart Holdings Ltd.	983,469	16,459,149
Naspers Ltd., N Shares	712,285	65,944,710
		82,403,859

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SOUTH KOREA - 4.5%
Hyundai Mobis	59,368	$15,793,169
NAVER Corp.	42,738	22,138,276
Samsung Electronics Co., Ltd.	55,930	71,142,612
		109,074,057
SPAIN - 1.7%
Inditex SA	270,423	41,713,455

SWEDEN - 5.3%
Atlas Copco AB, B Shares	1,939,623	51,257,174
Svenska Handelsbanken AB, A Shares	1,250,324	53,494,653
Volvo AB, B Shares	1,531,041	22,942,474
		127,694,301
SWITZERLAND - 2.8%
Nestle SA	959,289	66,895,174

TAIWAN - 3.4%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,520,025	18,075,330
Taiwan Semiconductor Manufacturing Co., Ltd.	18,418,000	62,715,849
		80,791,179
TURKEY - 1.3%
BIM Birlesik Magazalar A/S	834,084	17,173,629
Turkiye Garanti Bankasi A/S	3,727,967	14,706,078
		31,879,707
UNITED KINGDOM - 20.7%
Amlin Plc.	3,687,822	24,147,168
Antofagasta Plc.	1,172,755	15,532,015
ARM Holdings Plc.	3,205,638	51,309,659
BG Group Plc.	1,065,648	20,342,974
BHP Billiton Plc.	619,699	18,229,357
British American Tobacco Plc.	827,818	43,567,706
Burberry Group Plc.	582,700	15,419,025
Capita Plc.	2,081,258	33,546,641
Experian Plc.	1,862,523	35,462,182
Hargreaves Lansdown Plc.	1,103,172	17,490,800
Petrofac Ltd.	846,142	19,221,957
Premier Farnell Plc.	3,987,052	14,019,551
Prudential Plc.	1,934,385	35,987,888
Rio Tinto Plc.	1,037,166	50,627,481
St James’s Place Plc.	1,329,570	13,229,585
Standard Chartered Plc.	953,077	22,833,676
Tullow Oil Plc.	1,983,715	32,887,856
Wolseley Plc.	646,651	33,456,391
		497,311,912
UNITED STATES - 0.6%
PriceSmart, Inc.	141,529	13,479,222

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

Total Common Stocks (cost $1,872,260,638)		$2,342,822,030

PREFERRED STOCKS - 0.4%
BRAZIL - 0.4%
Itau Unibanco Holding SA ADR (cost $12,881,493)	786,210	11,101,285

TOTAL INVESTMENTS - 98.2% (cost $1,885,142,131)		2,353,923,315
Other assets less liabilities - 1.8%		42,338,657
NET ASSETS - 100.0%		$2,396,261,972

(a)	Non Income Producing
ADR	-	American Depositary Receipt.
CDI	-	Chess Depositary Interest.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2013, the aggregate cost of investment securities for income tax purposes was $1,885,142,131. Net unrealized appreciation aggregated $468,781,184 of which $538,652,440 related to appreciated investment securities and $69,871,256 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s assets carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2013 (unaudited)	Baillie Gifford International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$42,118,902	$—	$—	$42,118,902
Australia	—	79,303,842	—	79,303,842
Belgium	—	15,932,970	—	15,932,970
Bermuda	—	18,769,313	—	18,769,313
Brazil	21,507,836	—	—	21,507,836
Canada	68,946,246	—	—	68,946,246
China	36,228,944	135,295,854	—	171,524,798
Denmark	—	74,629,617	—	74,629,617
Finland	—	87,704,351	—	87,704,351
France	—	75,685,342	—	75,685,342
Germany	—	142,955,277	—	142,955,277
India	—	9,039,292	—	9,039,292
Ireland	34,610,783	44,750,624	—	79,361,407
Japan	—	202,607,682	—	202,607,682
Netherlands	—	65,964,411	—	65,964,411
Norway	—	15,284,085	—	15,284,085
Peru	23,839,221	—	—	23,839,221
Portugal	—	7,948,165	—	7,948,165
Russia	—	53,006,004	—	53,006,004
Singapore	—	35,450,403	—	35,450,403
South Africa	—	82,403,859	—	82,403,859
South Korea	—	109,074,057	—	109,074,057
Spain	—	41,713,455	—	41,713,455
Sweden	—	127,694,301	—	127,694,301
Switzerland	—	66,895,174	—	66,895,174
Taiwan	18,075,330	62,715,849	—	80,791,179
Turkey	—	31,879,707	—	31,879,707
United Kingdom	14,019,551	483,292,361	—	497,311,912
United States	13,479,222	—	—	13,479,222
Total Common Stocks	272,826,035	2,069,995,995	—	2,342,822,030
Preferred Stocks
Brazil	11,101,285	—	—	11,101,285
Total	$283,927,320	$2,069,995,995	—	$2,353,923,315

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $1,808,437,407 and $285,996,524, respectively. $12,820,544 was transferred out of Level 2 into Level 1 and $7,485,513 was transferred out of Level 1 into Level 2 during the quarter ended September 30, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS
September 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 97.3%
ARGENTINA - 0.9%
MercadoLibre, Inc.	150,300	$20,276,973

AUSTRALIA - 2.5%
Cochlear Ltd.	143,913	8,128,365
Fortescue Metals Group Ltd.	7,823,199	34,843,111
Woodside Petroleum Ltd.	391,866	14,022,328
		56,993,804
BRAZIL - 0.6%
BM&F Bovespa SA	2,510,000	14,088,526

CHILE - 0.3%
Sociedad Quimica y Minera de Chile SA ADR	189,500	5,789,225

CHINA - 13.9%
AIA Group Ltd.	13,956,200	65,671,882
Baidu, Inc. ADR (a)	772,246	119,837,134
CNOOC Ltd.	4,539,000	9,195,465
Hong Kong Exchanges and Clearing Ltd.	1,174,300	18,840,624
New Oriental Education & Technology Group ADR	582,900	14,514,210
Tencent Holdings Ltd.	1,503,000	79,040,649
Youku Tudou, Inc. ADR (a)	501,166	13,731,948
		320,831,912
DENMARK - 3.4%
Novo Nordisk A/S, B Shares	319,513	54,114,129
Novozymes A/S, B Shares	643,490	24,627,887
		78,742,016
FRANCE - 6.4%
Compagnie Generale d’Optique Essillor International SA	316,766	34,068,281
L’Oreal SA	364,282	62,528,089
Kering	225,605	50,558,453
		147,154,823
GERMANY - 2.5%
Aixtron SE NA (a)	789,310	13,322,679
HeidelbergCement AG	227,675	17,592,465
SMA Solar Technology AG	172,524	5,909,938
Volkswagen AG	94,516	21,441,514
		58,266,596
INDIA - 0.3%
Housing Development Finance Corp.	616,900	7,535,900

IRELAND - 0.6%
James Hardie Industries SE CDI	1,292,501	12,873,227

ITALY - 4.2%
Fiat SpA (a)	6,055,757	48,326,199
UniCredit SpA	7,762,931	49,572,749
		97,898,948

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

JAPAN - 11.2%
Don Quijote Co., Ltd.	192,500	$12,065,873
Gree, Inc.	1,335,800	10,396,124
Kyocera Corp.	229,000	12,211,975
Rakuten, Inc.	4,833,700	73,373,315
Sanrio Co., Ltd.	222,600	13,720,743
SMC Corp.	179,100	42,745,028
Softbank Corp.	1,313,300	91,205,412
Yamada Denki Co., Ltd.	1,211,700	3,584,003
		259,302,473
LUXEMBOURG - 0.0%
Reinet Investments SCA (a)	43,081	827,607

NETHERLANDS - 1.1%
ASML Holding NV	126,937	12,538,210
Gemalto NV	114,646	12,306,270
		24,844,480
NORWAY - 0.9%
Schibsted ASA	402,117	20,732,724

PERU - 0.9%
Credicorp Ltd.	158,129	20,313,251

PORTUGAL - 0.9%
Jeronimo Martins SGPS SA	992,137	20,360,040

RUSSIA - 0.4%
Mail.ru Group Ltd. GDR Reg S	274,238	10,475,892

SINGAPORE - 0.5%
Singapore Exchange Ltd.	2,236,000	12,951,991

SOUTH AFRICA - 0.2%
Impala Platinum Holdings Ltd.	356,300	4,399,408

SOUTH KOREA - 3.3%
Celltrion, Inc.	363,457	15,810,933
Naver Corp.	59,417	30,777,995
Samsung Electronics Co., Ltd.	22,629	28,783,947
		75,372,875
SPAIN - 7.9%
Banco Popular Espanol SA (a)	8,315,869	44,641,731
Banco Santander SA	4,593,748	37,453,452
Distribuidora Internacional de Alimentacion SA	2,428,483	21,054,091
Inditex SA	521,856	80,497,653
		183,646,927

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

SWEDEN - 9.2%
Alfa Laval AB	1,184,742	$28,597,234
Atlas Copco AB, A Shares	2,729,744	79,966,589
Elekta AB, B Shares	864,644	13,941,243
Investment AB Kinnevik, B Shares	547,104	18,940,247
Sandvik AB	1,827,712	25,244,373
Svenska Handelsbanken AB, A Shares	1,047,443	44,814,464
		211,504,150
SWITZERLAND - 7.7%
ABB Ltd. (a)	1,119,675	26,445,940
Compagnie Financiere Richemont SA	547,809	54,888,175
Geberit AG	118,332	31,974,388
Swatch Group AG (The)	19,604	12,625,407
Syngenta AG	126,807	51,826,909
		177,760,819
TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	819,806	13,903,910

TURKEY - 1.0%
BIM Birlesik Magazalar A/S	506,814	10,435,203
Turkiye Garanti Bankasi A/S	3,250,459	12,822,406
		23,257,609
UNITED KINGDOM - 15.9%
Aggreko Plc.	990,163	25,694,903
ARM Holdings Plc.	4,246,000	67,961,763
ASOS Plc. (a)	159,551	13,281,237
British American Tobacco Plc.	607,811	31,988,832
Meggitt Plc.	4,335,587	38,507,930
Prudential Plc.	4,261,638	79,284,812
Rolls-Royce Holdings Plc. (a)	3,433,620	61,777,555
Standard Chartered Plc.	2,020,826	48,414,646
		366,911,678
Total Common Stocks (cost $1,499,852,870)		2,247,017,784

PREFERRED STOCKS - 1.6%
BRAZIL - 0.6%
Itau Unibanco Holding SA ADR	1,069,908	15,107,101

GERMANY - 1.0%
Porsche Automobil Holding SE	252,456	22,037,811

Total Preferred Stocks (cost $30,026,459)		37,144,912

TOTAL INVESTMENTS - 98.9% (cost $1,529,879,329)		2,284,162,696
Other assets less liabilities - 1.1%		24,391,036
NET ASSETS - 100.0%		$2,308,553,732

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

(a)      Non Income Producing

ADR	-	American Depositary Receipt.
CDI	-	Chess Depositary Interest.
GDR	-	Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2013, the aggregate cost of investment securities for income tax purposes was $1,529,879,329. Net unrealized appreciation aggregated $754,283,367 of which $822,441,771 related to appreciated investment securities and $68,158,404 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$20,276,973	$—	$—	$20,276,973
Australia	—	56,993,804	—	56,993,804
Brazil	14,088,526	—	—	14,088,526
Chile	5,789,225	—	—	5,789,225
China	148,083,292	172,748,620	—	320,831,912
Denmark	—	78,742,016	—	78,742,016
France	—	147,154,823	—	147,154,823
Germany	—	58,266,596	—	58,266,596
India	—	7,535,900	—	7,535,900
Ireland	—	12,873,227	—	12,873,227
Italy	—	97,898,948	—	97,898,948
Japan	10,396,124	248,906,349	—	259,302,473
Luxembourg	827,607	—	—	827,607
Netherlands	—	24,844,480	—	24,844,480
Norway	—	20,732,724	—	20,732,724
Peru	20,313,251	—	—	20,313,251
Portugal	—	20,360,040	—	20,360,040
Russia	10,475,892	—	—	10,475,892
Singapore	—	12,951,991	—	12,951,991
South Africa	—	4,399,408	—	4,399,408
South Korea	15,810,933	59,561,942	—	75,372,875
Spain	—	183,646,927	—	183,646,927
Sweden	—	211,504,150	—	211,504,150
Switzerland	—	177,760,819	—	177,760,819
Taiwan	13,903,910	—	—	13,903,910
Turkey	—	23,257,609	—	23,257,609
United Kingdom	—	366,911,678	—	366,911,678
Total Common Stocks	259,965,733	1,987,052,051	—	2,247,017,784
Preferred Stocks
Brazil	15,107,101	—	—	15,107,101
Germany	—	22,037,811	—	22,037,811
Total Preferred Stocks	15,107,101	22,037,811	—	37,144,912
Total	$275,072,835	$2,009,089,861	$—	$2,284,162,696

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Fund

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $1,863,330,191 and $212,987,461, respectively. $45,662,820 was transferred out of Level 2 into Level 1 and $14,779,204 was transferred out of Level 1 into Level 2 during the quarter ended September 30, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS
September 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 98.4%
AUSTRALIA - 7.4%
Aristocrat Leisure Ltd.	281,781	$1,215,065
Brambles Ltd.	113,089	961,692
Cochlear Ltd.	25,337	1,431,062
Mesoblast Ltd. (a)	107,840	573,969
Seek Ltd.	112,089	1,243,050
Treasury Wine Estates Ltd.	154,599	638,357
Woolworths Ltd.	22,240	726,760
		6,789,955
BELGIUM - 0.6%
Colruyt SA	9,953	552,116

CHINA - 7.3%
Baidu, Inc. ADR (a)	5,800	900,044
BOC Hong Kong Holdings Ltd.	221,960	713,155
Cafe de Coral Holdings Ltd.	299,702	929,860
Jardine Strategic Holdings Ltd.	35,400	1,198,522
Li & Fung Ltd.	624,782	910,062
Mindray Medical International Ltd. ADR	25,992	1,010,829
Tsingtao Brewery Co. Ltd., Class H	137,943	1,050,376
		6,712,848
DENMARK - 4.6%
Carlsberg A/S, B Shares	20,027	2,064,041
Novo Nordisk A/S, B Shares	7,085	1,199,947
Novozymes A/S, B Shares	25,517	976,596
		4,240,584
FINLAND - 1.6%
Kone Oyj, B Shares	15,947	1,424,425

FRANCE - 3.3%
BioMerieux	5,997	580,894
Legrand SA	20,104	1,115,710
Total SA	22,275	1,291,123
		2,987,727
GERMANY - 1.9%
Adidas AG	9,517	1,032,325
Celesio AG	32,898	740,306
		1,772,631
INDIA - 0.6%
Mahindra & Mahindra Ltd. GDR	42,290	555,828

ITALY - 1.1%
EXOR SpA	27,757	1,044,457

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

JAPAN - 13.6%
Asahi Group Holdings Ltd.	46,000	$1,210,980
Fast Retailing Co., Ltd.	2,200	829,732
Kao Corp.	39,900	1,246,030
MS&AD Insurance Group Holdings, Inc.	85,000	2,227,904
Olympus Corp. (a)	39,800	1,215,740
Rakuten, Inc.	65,800	998,813
Sankyo Co., Ltd.	14,500	709,019
Shimano, Inc.	17,000	1,520,323
SMC Corp.	4,200	1,002,396
THK Co., Ltd.	66,900	1,490,156
		12,451,093
NETHERLANDS - 1.4%
CNH Industrial NV (a)	101,734	1,271,675

NEW ZEALAND - 1.0%
Trade Me Ltd.	230,371	872,301

SINGAPORE - 1.6%
United Overseas Bank Ltd.	90,163	1,487,229

SOUTH AFRICA - 1.8%
Clicks Group Ltd.	123,587	674,335
Naspers Ltd.	10,265	950,353
		1,624,688
SOUTH KOREA - 1.0%
Samsung Electronics Co., Ltd. GDR Reg S	1,487	948,706

SPAIN - 2.8%
Corporacion Financiera Alba SA	19,908	1,103,426
Distribuidora Internacional de Alimentacion SA	169,623	1,470,572
		2,573,998
SWEDEN - 9.0%
Atlas Copco AB, B Shares	69,367	1,833,117
Investment AB Kinnevik, B Shares	57,293	1,983,432
Investor AB, B Shares	26,130	792,458
Scania AB, B Shares	62,169	1,332,800
Svenska Handelsbanken AB, A Shares	53,930	2,307,375
		8,249,182
SWITZERLAND - 9.0%
Geberit AG	3,880	1,048,411
Nestle SA	31,641	2,206,458
Roche Holding AG - Genusschein	10,260	2,768,901
Schindler Holding AG, Participating Certificates	7,422	1,115,225
UBS AG	53,624	1,099,047
		8,238,042
TAIWAN - 2.0%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	173,114	888,938
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53,059	899,881
		1,788,819

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

TURKEY - 1.0%
Turkiye Garanti Bankasi A/S	228,424	$901,087

UNITED KINGDOM - 22.7%
AMEC Plc.	30,445	528,934
ASOS Plc. (a)	23,017	1,915,966
BG Group Plc.	120,589	2,302,016
BHP Billiton Plc.	45,279	1,331,949
Hargreaves Lansdown Plc.	86,667	1,374,106
Imagination Technologies Group Plc. (a)	186,100	980,966
Imperial Tobacco Group Plc.	26,748	988,813
Intertek Group Plc.	26,325	1,409,786
John Wood Group Plc.	115,101	1,492,960
Johnson Matthey Plc.	37,240	1,692,228
Kazakhmys Plc.	114,388	491,638
Mitchells & Butlers Plc. (a)	172,763	1,148,564
Rightmove Plc.	46,389	1,778,372
Standard Chartered Plc.	47,909	1,147,796
Unilever Plc.	33,433	1,299,891
Weir Group Plc. (The)	24,904	938,744
		20,822,729
UNITED STATES - 3.1%
Coca-Cola Enterprises, Inc.	30,268	1,217,076
Mettler-Toledo International, Inc. (a)	5,166	1,240,305
Protalix BioTherapeutics, Inc. (a)	91,776	415,745
		2,873,126
Total Common Stocks (cost $66,217,821)		90,183,246

PREFERRED STOCKS - 0.4%
BRAZIL - 0.4%
Itau Unibanco Holding SA ADR (cost $436,903)	23,109	326,299

TOTAL INVESTMENTS - 98.8% (cost $66,654,724)		90,509,545
Other assets less liabilities - 1.2%		1,097,524
NET ASSETS - 100.0%		$91,607,069

(a)	Non-income producing security
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2013, the aggregate cost of investment securities for income tax purposes was $66,654,724. Net unrealized appreciation aggregated $23,854,821of which $25,314,099 related to appreciated investment securities and $1,459,278 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2013 (unaudited)	Baillie Gifford EAFE Choice Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$6,789,955	$—	$6,789,955
Belgium	—	552,116	—	552,116
China	1,910,873	4,801,975	—	6,712,848
Denmark	—	4,240,584	—	4,240,584
Finland	—	1,424,425	—	1,424,425
France	580,894	2,406,833	—	2,987,727
Germany	—	1,772,631	—	1,772,631
India	—	555,828	—	555,828
Italy	—	1,044,457	—	1,044,457
Japan	—	12,451,093	—	12,451,093
Netherlands	1,271,675	—	—	1,271,675
New Zealand	—	872,301	—	872,301
Singapore	—	1,487,229	—	1,487,229
South Africa	—	1,624,688	—	1,624,688
South Korea	948,706	—	—	948,706
Spain	1,103,426	1,470,572	—	2,573,998
Sweden	—	8,249,182	—	8,249,182
Switzerland	—	8,238,042	—	8,238,042
Taiwan	1,788,819	—	—	1,788,819
Turkey	—	901,087	—	901,087
United Kingdom	—	20,822,729	—	20,822,729
United States	2,873,126	—	—	2,873,126
Total Common Stocks	10,477,519	79,705,727	—	90,183,246

Preferred Stocks
Brazil	326,299	—	—	326,299
Total	$10,803,818	$79,705,727	$—	$90,509,545

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $164,940,352 and $16,009,765 respectively. $5,518,955 was transferred out of Level 2 into Level 1 and $2,734,165 was transferred out of Level 1 into Level 2 during the quarter ended September 30, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS
September 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 95.4%
ARGENTINA - 1.8%
Arcos Dorados Holdings, Inc., Class A	189,713	$2,248,099
MercadoLibre, Inc.	30,100	4,060,791
		6,308,890
AUSTRALIA - 0.2%
African Petroleum Corp., Ltd. (a)	5,211,000	583,359

BRAZIL - 3.0%
Embraer SA ADR	154,767	5,025,284
JBS SA	1,506,100	5,246,173
		10,271,457
CANADA - 0.2%
Niko Resources Ltd. (a)	196,059	719,483

CAYMAN ISLANDS - 1.3%
GCL-Poly Energy Holdings Ltd. (a)	15,185,000	4,395,967

CHILE - 0.4%
Cia Cervecerias Unidas SA ADR	57,714	1,535,770

CHINA - 20.4%
Beijing Enterprises Holdings Ltd.	303,000	2,190,872
China Mobile Ltd.	1,421,000	15,989,307
China Petroleum & Chemical Corp., Class H	6,256,000	4,903,895
China Resources Enterprise Ltd.	1,018,000	3,239,513
China Taiping Insurance Holdings Co., Ltd. (a)	1,058,000	1,513,118
CNOOC Ltd.	3,270,000	6,624,625
Dongfeng Motor Group Co., Ltd. Class H	2,398,000	3,648,053
Geely Automobile Holdings Ltd.	1,190,000	613,274
Haier Electronics Group Co., Ltd.	98,518	191,069
Hang Lung Properties Ltd.	1,285,000	4,375,518
Hengan International Group Co., Ltd.	366,000	4,283,038
Kunlun Energy Co., Ltd.	2,064,000	2,890,584
Lenovo Group Ltd.	3,814,000	3,997,475
Sohu.com, Inc. (a)	72,972	5,752,383
Tencent Holdings Ltd.	139,000	7,309,814
Want Want China Holdings Ltd.	2,489,000	3,784,966
		71,307,504
EGYPT - 0.8%
Commercial International Bank Egypt SAE	219,638	1,211,021
Egyptian Financial Group - Hermes Holding SAE (a)	1,495,831	1,610,684
		2,821,705
GUERNSEY - 0.1%
Chariot Oil & Gas Ltd. (a)	844,099	266,471

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

INDIA - 13.3%
ACC Ltd.	100,087	$1,780,445
Axis Bank Ltd.	187,858	3,028,605
HCL Technologies Ltd.	476,176	8,270,073
Housing Development Finance Corp.	294,300	3,595,097
IDFC, Ltd.	1,347,802	1,897,109
Mahindra & Mahindra Ltd.	459,124	6,073,509
Oracle Financial Services Software Ltd. (a)	24,800	1,217,678
Reliance Industries Ltd.	466,600	6,131,339
Shriram Transport Finance Co. Ltd.	289,200	2,654,735
Tech Mahindra Ltd.	474,460	10,122,099
Titan Industries Ltd.	467,306	1,734,646
		46,505,335
INDONESIA - 0.5%
PT Semen Indonesia Persero Tbk	1,636,000	1,839,136

MALAYSIA - 2.8%
CIMB Group Holdings Bhd	1,969,400	4,538,087
Public Bank Bhd	231,600	1,260,092
Public Bank Bhd - Foreign Market	739,100	4,016,120
		9,814,299
MEXICO - 3.5%
America Movil SAB de CV, Series L ADR	197,400	3,910,494
Cemex SAB de CV ADR, Participating Certificates (a)	320,900	3,587,662
Corp. GEO SAB de CV (a)	3,528,000	0	*
Desarrolladora Homex SAB de CV (a)	458,875	162,663
Wal-Mart de Mexico SAB de CV, Series V	1,751,660	4,584,734
		12,245,553
PANAMA - 1.2%
Copa Holdings SA, Class A	31,166	4,321,789

RUSSIA - 3.2%
Sberbank of Russia ADR	694,137	8,352,903
X5 Retail Group NV GDR Reg S (a)	159,850	2,646,939
		10,999,842
SOUTH AFRICA - 3.6%
Africa Oil Corp. (a)	570,448	4,530,134
Massmart Holdings Ltd.	99,727	1,669,012
Naspers Ltd., N Shares	69,959	6,476,938
		12,676,084
SOUTH KOREA - 17.3%
Cheil Industries, Inc.	43,460	3,706,859
Daum Communications Corp.	38,302	3,305,717
E-Mart Co., Ltd.	19,364	4,363,122
Fila Korea Ltd.	18,765	1,222,370
Hankook Tire Co., Ltd.	33,802	1,931,440
Hyundai Glovis Co., Ltd.	23,777	4,657,444
Hyundai Marine & Fire Insurance Co., Ltd.	125,360	3,410,948
Hyundai Mobis	14,496	3,856,249
Hyundai Wia Corp.	18,975	2,989,110
NAVER Corp.	13,028	6,748,501
NCSoft Corp.	14,240	2,532,762
NHN Entertainment Corp. (a)	6,096	669,345
Samsung Electronics Co., Ltd.	12,244	15,574,292
Samsung Fire & Marine Insurance Co., Ltd.	23,497	5,394,445
		60,362,604

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

TAIWAN - 14.6%
Advanced Semiconductor Engineering, Inc.	1,704,000	$1,648,166
Advantech Co. Ltd.	284,000	1,589,878
Asustek Computer, Inc.	289,000	2,303,848
China Life Insurance Co., Ltd.	9,683,233	8,731,916
Delta Electronics, Inc.	1,222,000	5,934,044
Hon Hai Precision Industry Co., Ltd.	3,275,622	8,406,393
MediaTek, Inc.	211,000	2,606,333
Novatek Microelectronics Corp.	495,000	2,050,349
Phison Electronics Corp.	265,000	1,909,518
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,647,310	15,824,736
		51,005,181
THAILAND - 0.7%
Kasikornbank PCL NVDR	209,900	1,174,931
Siam Commercial Bank PCL NVDR	235,500	1,115,121
		2,290,052
TURKEY - 0.3%
Turkiye Garanti Bankasi A/S	294,393	1,161,321

TURKMENISTAN - 4.4%
Dragon Oil Plc.	1,642,004	15,471,043

UNITED KINGDOM - 1.8%
Tullow Oil Plc.	374,514	6,209,038

Total Common Stocks (cost $282,349,110)		333,111,883

PREFERRED STOCKS - 3.4%
BRAZIL - 1.7%
Banco Bradesco SA	333,081	4,606,295
Itausa - Investimentos Itau SA	317,182	1,289,451
		5,895,746
SOUTH KOREA - 1.7%
Samsung Electronics Co., Ltd.	7,444	6,067,668

Total Preferred Stocks (cost $7,354,676)		11,963,414

RIGHTS - 0.0%
CHILE - 0.0%
Cia Cervecerias Unidas SA, expiring 10/12/13 (a) (cost $0)	9,241	4,158

TOTAL INVESTMENTS - 98.8% (cost $289,703,786)		345,079,455
Other assets less liabilities - 1.2%		4,105,920
NET ASSETS - 100.0%		$349,185,375

(a)	Non-income producing security.
*	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets
ADR	-	American Depositary Receipt.
GDR	-	Global Depository Receipt.
NVDR	-	Non-Voting Depositary Receipt.
PCL	-	Public Company Limited.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2013, the aggregate cost of investment securities for income tax purposes was $289,703,786. Net unrealized appreciation aggregated $55,375,669 of which $79,380,485 related to appreciated investment securities and $24,004,816 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s assets carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2013 (unaudited)	Baillie Gifford Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$6,308,890	$—	$—	$6,308,890
Australia	583,359	—	—	583,359
Brazil	10,271,457	—	—	10,271,457
Canada	719,483	—	—	719,483
Cayman Islands	—	4,395,967	—	4,395,967
Chile	1,535,770	—	—	1,535,770
China	5,752,383	65,555,121	—	71,307,504
Egypt	—	2,821,705	—	2,821,705
Guernsey	266,471	—	—	266,471
India	1,217,678	45,287,657	—	46,505,335
Indonesia	—	1,839,136	—	1,839,136
Malaysia	—	9,814,299	—	9,814,299
Mexico*	12,245,553	—	—	12,245,553
Panama	4,321,789	—	—	4,321,789
Russia	—	10,999,842	—	10,999,842
South Africa	—	12,676,084	—	12,676,084
South Korea	669,345	59,693,259	—	60,362,604
Taiwan	—	51,005,181	—	51,005,181
Thailand	—	2,290,052	—	2,290,052
Turkey	—	1,161,321	—	1,161,321
Turkmenistan	15,471,043	—	—	15,471,043
United Kingdom	—	6,209,038	—	6,209,038
Total Common Stocks	59,363,221	273,748,662	—	333,111,883
Preferred Stocks
Brazil	5,895,746	—	—	5,895,746
South Korea	—	6,067,668	—	6,067,668
Total Preferred Stocks	5,895,746	6,067,668	—	11,963,414
Rights
Chile	4,158	—	—	4,158
Total	$65,263,125	$279,816,330	$—	$345,079,455

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $368,535,942 and $105,291,121, respectively. $381,942 was transferred out of Level 2 into Level 1 and $11,575,214 was transferred out of Level 1 into Level 2 during the quarter ended September 30, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

* Includes Level 3 security valued at $0. Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS
September 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS - 97.4%
ARGENTINA - 0.4%
Arcos Dorados Holdings, Inc., Class A	144,818	$1,716,093

AUSTRALIA - 1.0%
Brambles Ltd.	453,305	3,854,838

BRAZIL - 0.8%
BM&F Bovespa SA	535,700	3,006,862

CANADA - 2.8%
Fairfax Financial Holdings Ltd.	11,147	4,542,940
Ritchie Bros. Auctioneers, Inc.	104,648	2,111,797
Ultra Petroleum Corp. (a)	216,717	4,457,869
		11,112,606
CHINA - 6.0%
Baidu, Inc. ADR (a)	31,800	4,934,724
China Mobile Ltd.	262,500	2,953,690
China Resources Enterprise Ltd.	1,138,000	3,621,381
Jardine Matheson Holdings Ltd.	58,000	3,185,426
Mindray Medical International Ltd. ADR	130,052	5,057,722
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,880,000	1,845,643
Tsingtao Brewery Co. Ltd., Class H	288,000	2,192,995
		23,791,581
DENMARK - 1.7%
Carlsberg A/S, B Shares	42,836	4,414,802
Jyske Bank A/S (a)	48,939	2,433,520
		6,848,322
GERMANY - 0.8%
Deutsche Boerse AG	41,102	3,093,280

GREECE - 1.7%
Coca-Cola HBC AG (a)	226,206	6,776,212

INDIA - 0.7%
ICICI Bank Ltd. ADR	86,000	2,621,280

INDONESIA - 0.3%
PT Bank Negara Indonesia Persero Tbk	3,029,000	1,064,942

IRELAND - 2.1%
CRH Plc.	56,128	1,348,094
Ryanair Holdings Plc. ADR	144,950	7,209,813
		8,557,907

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

JAPAN - 6.5%
Inpex Corp.	288,400	$3,408,485
Japan Exchange Group, Inc.	19,700	438,044
Namco Bandai Holdings, Inc.	162,900	3,046,101
Olympus Corp. (a)	93,200	2,846,909
Rohm Co., Ltd.	46,300	1,909,264
SMC Corp.	16,300	3,890,251
THK Co., Ltd.	162,600	3,621,814
Tokyo Electron Ltd.	40,900	2,200,390
Yamaha Motor Co., Ltd.	295,800	4,350,690
		25,711,948
NETHERLANDS - 0.5%
QIAGEN NV (a)	93,000	1,990,200

NORWAY - 1.0%
Norsk Hydro ASA	360,198	1,493,931
Schibsted ASA	46,662	2,405,843
		3,899,774
RUSSIA - 0.4%
Sberbank of Russia ADR	126,657	1,524,128

SOUTH AFRICA - 2.5%
Naspers Ltd., N Shares	108,783	10,071,339

SOUTH KOREA - 1.4%
Samsung Electronics Co., Ltd. GDR Reg S	8,516	5,433,208

SPAIN - 0.5%
Distribuidora Internacional de Alimentacion SA	229,327	1,988,184

SWEDEN - 5.7%
Atlas Copco AB, B Shares	201,284	5,319,203
Investor AB, B Shares	122,843	3,725,522
Svenska Handelsbanken AB, A Shares	240,585	10,293,341
Volvo AB, B Shares	226,287	3,390,885
		22,728,951
SWITZERLAND - 6.3%
Compagnie Financiere Richemont SA, Br A	39,947	4,002,523
Nestle SA	100,702	7,022,365
Roche Holding AG - Genusschein	32,060	8,652,141
Schindler Holding AG, Participating Certificates	35,148	5,281,317
		24,958,346
TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	288,900	4,899,744

TURKEY - 0.4%
Turkiye Garanti Bankasi A/S ADR	424,078	1,680,621

TURKMENISTAN - 0.4%
Dragon Oil Plc.	184,446	1,737,859

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

UNITED KINGDOM - 9.4%
Aggreko Plc.	58,521	$1,518,630
British American Tobacco Plc.	67,330	3,543,549
Bunzl Plc.	141,701	3,069,365
Hays Plc.	1,175,361	2,254,149
Prudential Plc.	623,157	11,593,403
Rolls-Royce Holdings Plc. (a)	331,662	5,967,250
Vodafone Group Plc.	1,029,349	3,612,855
Wolseley Plc.	111,803	5,784,457
		37,343,658
UNITED STATES - 42.9%
Altera Corp.	64,677	2,403,397
Amazon.com, Inc. (a)	30,213	9,445,792
Bed Bath & Beyond, Inc. (a)	34,361	2,658,167
CarMax, Inc. (a)	100,830	4,887,230
Deere & Co.	30,157	2,454,478
Dolby Laboratories, Inc., Class A	112,477	3,881,581
eBay, Inc. (a)	146,371	8,166,038
EOG Resources, Inc.	34,849	5,899,239
Facebook, Inc., Class A (a)	57,859	2,906,836
First Republic Bank	86,906	4,052,427
FLIR Systems, Inc.	154,876	4,863,106
Google, Inc., Class A (a)	7,425	6,503,632
Harley-Davidson, Inc.	105,196	6,757,791
Illumina, Inc. (a)	32,712	2,644,111
Intuitive Surgical, Inc. (a)	2,734	1,028,722
Lincoln Electric Holdings, Inc.	62,656	4,174,143
M&T Bank Corp.	35,360	3,957,491
Markel Corp. (a)	10,825	5,604,860
Mastercard, Inc., Class A	11,596	7,801,557
Mohawk Industries, Inc. (a)	29,699	3,868,295
Moody’s Corp.	91,196	6,413,815
Myriad Genetics, Inc. (a)	63,500	1,492,250
National Oilwell Varco, Inc.	33,573	2,622,387
New York Community Bancorp, Inc.	282,270	4,265,100
Omnicom Group, Inc.	32,175	2,041,182
PepsiCo, Inc.	64,573	5,133,553
Praxair, Inc.	25,784	3,099,495
Progressive Corp. (The)	81,446	2,217,774
QUALCOMM, Inc.	43,964	2,961,415
Royal Caribbean Cruises Ltd.	114,321	4,376,208
Seattle Genetics, Inc. (a)	67,700	2,967,291
TD Ameritrade Holding Corp.	168,911	4,422,090
Teradata Corp. (a)	33,521	1,858,404
Teradyne, Inc. (a)	117,183	1,935,863
Tesla Motors, Inc. (a)	25,090	4,852,908
TripAdvisor, Inc. (a)	49,805	3,777,211
Visa, Inc., Class A	22,046	4,212,991
Walt Disney Co. (The)	75,483	4,867,899
Waters Corp. (a)	41,251	4,381,269
Weight Watchers International, Inc.	27,888	1,042,174
WellPoint, Inc.	39,680	3,317,645
Xilinx, Inc.	86,300	4,044,018
		170,261,835

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

Total Common Stocks (cost $304,510,868)		$386,673,718

PREFERRED STOCKS - 0.5%
BRAZIL - 0.5%
Petroleo Brasileiro SA ADR (cost $2,257,140)	106,800	1,786,764

TOTAL INVESTMENTS - 97.9% (cost $306,768,008)		388,460,482
Other assets less liabilities - 2.1%		8,372,847
NET ASSETS - 100.0%		$396,833,329

(a)    Non Income Producing

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2013, the aggregate cost of investment securities for income tax purposes was $306,768,008. Net unrealized appreciation aggregated $81,692,474 of which $87,188,117 related to appreciated investment securities and $5,495,643 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2013 (unaudited)	Baillie Gifford Global Alpha Equity Fund

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$1,716,093	$—	$—	$1,716,093
Australia	—	3,854,838	—	3,854,838
Brazil	3,006,862	—	—	3,006,862
Canada	11,112,606	—	—	11,112,606
China	9,992,446	13,799,135	—	23,791,581
Denmark	—	6,848,322	—	6,848,322
Germany	—	3,093,280	—	3,093,280
Greece	—	6,776,212	—	6,776,212
India	2,621,280	—	—	2,621,280
Indonesia	—	1,064,942	—	1,064,942
Ireland	7,209,813	1,348,094	—	8,557,907
Japan	—	25,711,948	—	25,711,948
Netherlands	1,990,200	—	—	1,990,200
Norway	—	3,899,774	—	3,899,774
Russia	—	1,524,128	—	1,524,128
South Africa	—	10,071,339	—	10,071,339
South Korea	5,433,208	—	—	5,433,208
Spain	—	1,988,184	—	1,988,184
Sweden	—	22,728,951	—	22,728,951
Switzerland	—	24,958,346	—	24,958,346
Taiwan	4,899,744	—	—	4,899,744
Turkey	1,680,621	—	—	1,680,621
Turkmenistan	1,737,859	—	—	1,737,859
United Kingdom	—	37,343,658	—	37,343,658
United States	170,261,835	—	—	170,261,835
Total Common Stocks	221,662,567	165,011,151	—	386,673,718
Preferred Stocks
Brazil	1,786,764	—	—	1,786,764
Total	$223,449,331	$165,011,151	$—	$388,460,482

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $115,850,040 and $134,742,677, respectively. $4,856,666 was transferred out of Level 2 into Level 1 during the period ended September 31, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS
September 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

COMMON STOCKS - 98.3%
AUSTRALIA - 7.5%
Aristocrat Leisure Ltd.	825,520	$3,559,718
Brambles Ltd.	264,535	2,249,566
Cochlear Ltd.	75,032	4,237,890
Mesoblast Ltd. (a)	229,060	1,219,151
Seek Ltd.	224,475	2,489,392
Treasury Wine Estates Ltd.	385,314	1,591,005
Woolworths Ltd.	60,754	1,985,323
		17,332,045
BELGIUM - 0.6%
Colruyt SA	24,199	1,342,374

CANADA - 0.5%
Fairfax Financial Holdings Ltd.	2,904	1,174,400

CHINA - 6.7%
Baidu, Inc. ADR (a)	24,400	3,786,392
BOC Hong Kong Holdings Ltd.	425,040	1,365,649
Cafe de Coral Holdings Ltd.	680,298	2,110,701
Jardine Strategic Holdings Ltd.	61,500	2,082,178
Li & Fung Ltd.	1,221,218	1,778,835
Mindray Medical International Ltd. ADR	46,742	1,817,796
Tsingtao Brewery Co. Ltd., Class H	342,057	2,604,616
		15,546,167
DENMARK - 3.6%
Carlsberg A/S, B Shares	50,885	5,244,355
Novo Nordisk A/S, B Shares	13,398	2,269,145
Novozymes A/S, B Shares	22,771	871,500
		8,385,000
FINLAND - 1.3%
Kone Oyj, B Shares	32,523	2,905,033

FRANCE - 2.1%
BioMerieux	13,212	1,279,769
Legrand SA	32,067	1,779,619
Total SA	31,515	1,826,700
		4,886,088
GERMANY - 1.3%
Adidas AG	17,552	1,903,896
Celesio AG	53,104	1,195,003
		3,098,899
INDIA - 1.4%
Gail India Ltd. GDR Reg S	31,021	963,512
Mahindra & Mahindra Ltd. GDR	176,537	2,320,270
		3,283,782

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

INDONESIA - 1.0%
PT Bank Negara Indonesia Persero Tbk	6,465,500	$2,273,154

ITALY - 1.2%
EXOR SpA	73,016	2,747,488

JAPAN - 12.4%
Asahi Group Holdings Ltd.	101,700	2,677,319
Fast Retailing Co., Ltd.	6,900	2,602,341
Kao Corp.	74,800	2,335,917
MS&AD Insurance Group Holdings, Inc.	188,500	4,940,704
Olympus Corp. (a)	91,100	2,782,762
Rakuten, Inc.	136,900	2,078,078
Sankyo Co., Ltd.	36,500	1,784,772
Shimano, Inc.	48,600	4,346,335
SMC Corp.	8,100	1,933,192
THK Co., Ltd.	143,100	3,187,464
		28,668,884
MEXICO - 0.8%
Wal-Mart de Mexico SAB de CV, Series V	674,900	1,766,460

NETHERLANDS - 1.6%
CNH Industrial NV (a)	300,440	3,755,500

NEW ZEALAND - 1.3%
Trade Me Ltd.	775,701	2,937,197

PHILIPPINES - 1.1%
Puregold Price Club, Inc.	2,569,500	2,463,936

SINGAPORE - 1.6%
United Overseas Bank Ltd.	225,000	3,711,350

SOUTH AFRICA - 2.1%
Clicks Group Ltd.	214,551	1,170,668
Naspers Ltd., N Shares	39,202	3,629,396
		4,800,064
SOUTH KOREA - 3.1%
Samsung Electronics Co. Ltd.	7,513	4,793,294
Samsung Fire & Marine Insurance Co., Ltd.	10,228	2,348,146
		7,141,440
SPAIN - 2.9%
Corporacion Financiera Alba SA	33,550	1,859,552
Distribuidora Internacional de Alimentacion SA	548,571	4,755,917
		6,615,469

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

SWEDEN - 9.1%
Atlas Copco AB, B Shares	171,761	$4,539,018
Investment AB Kinnevik, B Shares	159,506	5,521,954
Investor AB, B Shares	81,959	2,485,612
Scania AB, B Shares	153,911	3,299,596
Svenska Handelsbanken AB, A Shares	119,946	5,131,845
		20,978,025
SWITZERLAND - 8.1%
Geberit AG	9,450	2,553,476
Nestle SA	73,798	5,146,239
Roche Holding AG - Genusschein	25,076	6,767,345
Schindler Holding AG, Participating Certificates	16,271	2,444,871
UBS AG (a)	85,569	1,753,774
		18,665,705
TAIWAN - 1.7%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	489,035	2,511,195
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	88,641	1,503,352
		4,014,547
TURKEY - 1.7%
Turkiye Garanti Bankasi A/S ADR	990,330	3,924,678

UNITED KINGDOM - 20.7%
AMEC Plc.	71,876	1,248,732
ASOS Plc. (a)	57,588	4,793,702
BG Group Plc.	299,444	5,716,317
BHP Billiton Plc.	82,721	2,433,360
Hargreaves Lansdown Plc.	208,333	3,303,121
Imagination Technologies Group Plc. (a)	578,800	3,050,958
Imperial Tobacco Group Plc.	45,452	1,680,258
Intertek Group Plc.	57,675	3,088,676
John Wood Group Plc.	187,085	2,426,655
Johnson Matthey Plc.	78,289	3,557,541
Kazakhmys Plc.	285,612	1,227,557
Mitchells & Butlers Plc. (a)	345,850	2,299,283
Rightmove Plc.	111,657	4,280,491
Standard Chartered Plc.	105,949	2,538,310
Unilever Plc.	102,346	3,979,262
Weir Group Plc. (The)	52,096	1,963,733
		47,587,956
UNITED STATES - 2.9%
Coca-Cola Enterprises, Inc.	79,169	3,183,385
Mettler-Toledo International, Inc. (a)	10,694	2,567,522
Protalix BioTherapeutics, Inc. (a)	204,785	927,676
		6,678,583

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

Total Common Stocks (cost $213,248,971)		$226,684,224

PREFERRED STOCKS - 1.0%
BRAZIL - 1.0%
Itau Unibanco Holding SA ADR (cost $2,133,895)	155,000	2,188,600

TOTAL INVESTMENTS - 99.3% (cost $215,382,866)		228,872,824
Other assets less liabilities - 0.7%		1,641,112
NET ASSETS - 100.0%		$230,513,936

(a)	Non -income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

At September 30, 2013, the aggregate cost of investment securities for income tax purposes was $215,382,866. Net unrealized appreciation aggregated $13,489,958 of which $17,592,536 related to appreciated investment securities and $4,102,578 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s assets carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2013 (unaudited)	Baillie Gifford International Choice Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$17,332,045	$—	$17,332,045
Belgium	—	1,342,374	—	1,342,374
Canada	1,174,400	—	—	1,174,400
China	5,604,188	9,941,979	—	15,546,167
Denmark	—	8,385,000	—	8,385,000
Finland	—	2,905,033	—	2,905,033
France	1,279,769	3,606,319	—	4,886,088
Germany	—	3,098,899	—	3,098,899
India	963,512	2,320,269	—	3,283,782
Indonesia	—	2,273,154	—	2,273,154
Italy	—	2,747,488	—	2,747,488
Japan	—	28,668,884	—	28,668,884
Mexico	1,766,460	—	—	1,766,460
Netherlands	3,755,500	—	—	3,755,500
New Zealand	—	2,937,197	—	2,937,197
Philippines	—	2,463,936	—	2,463,936
Singapore	—	3,711,350	—	3,711,350
South Africa	—	4,800,064	—	4,800,064
South Korea	4,793,294	2,348,146	—	7,141,440
Spain	1,859,552	4,755,917	—	6,615,469
Sweden	—	20,978,025	—	20,978,025
Switzerland	—	18,665,705	—	18,665,705
Taiwan	4,014,547	—	—	4,014,547
Turkey	3,924,678	—	—	3,924,678
United Kingdom	—	47,587,956	—	47,587,956
United States	6,678,583	—	—	6,678,583
Total Common Stocks	35,814,483	190,869,741	—	226,684,224
Preferred Stocks
Brazil	2,188,600	—	—	2,188,600
	38,003,083	190,869,741	—	228,872,824

Fair value of Level 2 and Level 1 investments at December 31, 2012 was $19,344,070 and $4,346,776, respectively. $306,008 was transferred out of Level 2 into Level 1 and $ 476,658 was transferred out of Level 1 into Level 2 during the period ended September 30, 2013. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	November 21, 2013

By (Signature and Title)*	/s/ Nigel Cessford
Nigel Cessford, Treasurer
(principal financial officer)

Date	November 21, 2013

* Print the name and title of each signing officer under his or her signature.